UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund:   BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 120.8%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,665	$1,802,746
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,470,116
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,462,368

		13,735,230

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	280	280,034

Arizona — 2.7%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	3,575	3,605,673
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,620,291
5.00%, 12/01/37	5,000	5,808,700

		18,034,664

California — 9.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	4,425	4,499,163
Sutter Health, Series B, 6.00%, 08/15/20(b)	6,465	6,901,517
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 07/01/19(b)	3,155	3,211,979
St. Joseph Health System, 5.00%, 07/01/33	2,560	2,849,280
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	305	329,870
5.25%, 08/15/49	770	827,996
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,650	1,715,357
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(b)	2,300	2,333,396
Loma Linda University Medical Center, 5.00%, 12/01/41(a)	1,100	1,152,107

Security	Par (000)	Value

California (continued)
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	$955	$995,349
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 05/01/43	3,285	3,303,495
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	1,605	1,620,873
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	477,430
6.25%, 10/01/40	335	394,258
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	3,570	3,372,650
5.25%, 06/01/47	2,095	2,061,333
State of California, GO:
(AMBAC), 5.00%, 04/01/31	10	10,024
Various Purposes, 6.50%, 04/01/19(b)	7,625	7,686,076
Various Purposes, 6.00%, 03/01/33	5,085	5,321,910
Various Purposes, 6.50%, 04/01/33	6,450	6,498,375
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,766,704
Sub-Series I-1, 6.38%, 11/01/19(b)	2,385	2,470,717
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	855	855,000
5.00%, 06/01/37	1,775	1,775,000

		62,429,859

Colorado — 1.5%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	3,635	4,406,638
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 08/01/47	1,250	1,252,375
University of Colorado, RB, Series A(b):
5.25%, 06/01/19	2,250	2,276,302
5.38%, 06/01/19	1,250	1,265,113

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
5.38%, 06/01/19	$830	$840,035

		10,040,463

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,826,120

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,430,576
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,430	2,657,035
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,548,158

		13,635,769

District of Columbia — 6.2%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	910	1,036,572
Georgetown University Issue, 5.00%, 04/01/27(b)	305	369,465
Georgetown University Issue, 5.00%, 04/01/42	745	830,958
The Catholic University of America Issue, 5.00%, 10/01/48	4,875	5,368,837
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	4,440	4,703,558
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	4,240	4,378,394
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31(c)	8,350	5,275,948
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32(c)	15,000	9,054,750
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,467,219

Security	Par (000)	Value

District of Columbia (continued)
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(c)	$13,410	$7,723,087

		41,208,788

Florida — 4.9%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	6,900	7,103,136
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	4,825	5,169,023
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	2,955,224
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	7,530	7,984,285
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	6,150	7,010,815
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	3,339	2,487,361

		32,709,844

Georgia — 1.8%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,980	2,207,363
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	6,660	6,796,730
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,075	1,219,706

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$1,700	$1,740,511

		11,964,310

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,760	2,886,656

Idaho — 1.5%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	10,000	10,038,300

Illinois — 15.8%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 03/01/27(f)	1,000	1,000,740
Chicago Board of Education, GO, Series C:
Series H, 5.00%, 12/01/36	460	472,185
Project, 5.25%, 12/01/35	3,095	3,196,578
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
5.00%, 12/01/25	1,735	1,833,392
Series F, 5.00%, 12/01/22	1,305	1,360,188
Series G, 5.00%, 12/01/34	455	470,384
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	1,125	1,131,863
5.00%, 12/01/46	2,915	2,924,707
Refunding, 5.00%, 12/01/31	1,000	1,044,920
Refunding, 5.00%, 12/01/25	1,365	1,442,409
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(b)	3,390	3,640,724
5.63%, 01/01/35	810	857,952
Series A, 5.75%, 01/01/21(b)	2,940	3,164,322
Series A, 5.75%, 01/01/39	560	593,802
Series C, 6.50%, 01/01/21(b)	11,920	12,994,350
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,238,715
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,704,373
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	425	451,040
5.00%, 02/15/50	210	222,401
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,102,522

Security	Par (000)	Value

Illinois (continued)
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	$3,235	$3,324,383
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(c)	27,225	7,453,116
Series B (AGM), 5.00%, 06/15/50	12,435	12,725,855
Series B-2, 5.00%, 06/15/50	5,085	5,097,967
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	2,730	2,960,221
6.00%, 06/01/21	2,335	2,558,389
State of Illinois, GO, Series B:
5.50%, 07/01/38	4,000	4,174,400
5.00%, 02/01/39	3,195	3,247,142
State of Illinois, GO, Refunding, , 5.00%, 10/01/28	1,000	1,081,080
State of Illinois, GO:
Series A, 5.00%, 04/01/38	2,510	2,548,403
Refunding, 5.00%, 10/01/29	1,865	2,011,552
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	5,435	6,091,276
5.00%, 01/01/37	5,815	6,503,670
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	2,045	2,229,520

		104,854,541

Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,635	1,864,750
7.00%, 01/01/44	3,950	4,526,187
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,194,068
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	910	958,439
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	3,015	3,167,469
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	840	889,980
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	1,690	1,733,602

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	$5,490	$5,543,033
5.75%, 05/01/31	1,155	1,166,307
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,845,482

		29,889,317

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	5,720	6,084,822
Midwestern Disaster Area, 5.50%, 12/01/22	15	15,014
Midwestern Disaster Area, 5.25%, 12/01/25	940	996,118
Midwestern Disaster Area, 5.88%, 12/01/26(a)	835	877,410
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	910	945,272
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34(f)	2,695	2,695,404

		11,614,040

Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b):
5.75%, 11/15/19	95	97,832
5.75%, 11/15/19	4,285	4,419,549

		4,517,381

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,055	2,176,759
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	2,625	2,869,098

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(f)	$2,485	$2,401,181

		7,447,038

Louisiana — 1.7%
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	1,260	1,293,541
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	2,055	2,121,582
5.25%, 05/15/31	1,750	1,837,675
5.25%, 05/15/32	2,240	2,383,248
5.25%, 05/15/33	2,430	2,569,093
5.25%, 05/15/35	1,025	1,088,140

		11,293,279

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(b)	980	993,122
5.00%, 07/01/39	2,160	2,182,270

		3,175,392

Maryland — 0.7%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,347	1,351,836
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	880	926,833
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,545	1,590,346

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$880	$988,768

		4,857,783

Massachusetts — 0.6%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 07/01/29	3,250	4,115,670

Michigan — 3.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,995	9,691,213
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	1,545	1,616,595
5.50%, 05/15/36	1,250	1,297,725
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,830	1,950,981
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	6,085	6,273,635
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,255	2,447,510

		23,277,659

Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,160	2,169,634
5.25%, 02/15/53	4,315	4,782,487

		6,952,121

Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	280	286,006

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	560,480

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	$5,470	$6,094,127
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	510	541,176

		7,195,783

Nebraska — 0.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	1,670	1,806,455
5.00%, 09/01/42	925	992,775

		2,799,230

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	3,205	3,077,537
Series C, AMT, 4.88%, 11/01/42	1,665	1,633,865

		4,711,402

New Jersey — 9.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,490	3,713,430
5.25%, 11/01/44	3,180	3,378,559
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	2,250	2,258,055
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	460	466,376
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	975	1,057,690
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,500	2,798,350
Series EEE, 5.00%, 06/15/48	7,780	8,137,180
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	3,040	3,196,803
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,150	1,275,948
Series A, 5.00%, 01/01/43	685	742,006
Series E, 5.00%, 01/01/45	5,425	5,958,983
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(c)	7,395	3,561,358

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Transportation Program, Series AA, 5.00%, 06/15/44	$1,360	$1,414,345
Transportation Program, Series AA, 5.00%, 06/15/44	2,515	2,593,317
Transportation System, Series A, 5.50%, 06/15/41	3,630	3,784,783
Transportation System, Series B, 5.25%, 06/15/36	4,990	5,201,227
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	5,120	5,413,478
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	6,060	6,034,548

		60,986,436

New York — 7.4%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,235	4,543,435
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,700	3,784,989
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	449	477,303
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,070	3,937,033
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,503,567
5.25%, 11/15/39	1,765	1,956,608
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	4,910	5,040,017
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	2,480	2,575,058
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	8,145	8,433,577
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	705	752,806
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	1,760	1,861,341

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$1,525	$1,621,395
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	2,782,973
6.00%, 12/01/42	1,485	1,571,902
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	3,750	4,305,375

		49,147,379

North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,179,216
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	2,000	2,021,820
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	2,970	3,242,527
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	1,210	1,352,804

		7,796,367

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	2,000	2,181,560

Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	9,385	8,715,756
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	4,160	4,181,008

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	$1,380	$1,473,412
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	928,998
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	1,850	1,858,565
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,685	1,766,706

		18,924,445

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,320	4,434,912
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	2,460	2,727,353
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	4,115	4,258,860

		11,421,125

Pennsylvania — 3.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,369,385
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	945	1,033,046
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,325	1,404,619
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	215	243,202
5.00%, 06/01/34	285	320,924
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	1,185	1,184,965
5.00%, 09/01/43	2,610	2,881,414
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,765	1,885,267
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	3,885,095

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$3,210	$3,321,355
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,503,368

		24,032,640

Puerto Rico — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,215	2,239,742
5.63%, 05/15/43	1,430	1,445,973

		3,685,715

Rhode Island — 2.8%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	747,900
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	8,215	7,639,539
5.00%, 06/01/50	9,875	9,900,873

		18,288,312

South Carolina — 5.4%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	6,455	7,006,386
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	6,695	7,022,318
AMT, 5.25%, 07/01/55	2,690	2,911,495
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	8,674,341
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	5,000	5,239,700
Series E, 5.25%, 12/01/55	4,550	4,864,086

		35,718,326

Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,855	3,024,159

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$1,440	$1,576,886

		4,601,045

Texas — 9.6%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	4,365	4,721,664
Sub-Lien, 5.00%, 01/01/33	725	780,296
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 07/15/30	3,600	3,909,168
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,200	2,399,738
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A:
5.00%, 02/01/48	2,440	2,795,093
5.00%, 02/01/44	1,525	1,752,530
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	1,525	1,686,803
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23(b)	485	576,927
6.38%, 01/01/33	460	504,726
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,476,168
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	9,585	10,510,432
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	1,000	1,024,470
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	4,110	1,861,871
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,101,248

Security	Par (000)	Value

Texas (continued)
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	$5,260	$5,969,574
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,360,120
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	6,492,127
University of Texas System, Refunding RB, Series B, 4.00%, 07/01/41	5,500	5,670,720

		63,593,675

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	1,920	2,107,622
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	1,845	2,040,220

		4,147,842

Virginia — 2.5%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	2,195	2,218,487
5.50%, 05/15/19	4,075	4,118,602
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,330	2,764,312
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	3,270	3,481,471
6.00%, 01/01/37	3,900	4,261,686

		16,844,558

Washington — 1.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	3,120	3,435,962
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,565	1,715,616

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$4,745	$5,160,567

		10,312,145

Wisconsin — 2.9%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	14,300	14,452,009
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,071,885

		19,523,894

Wyoming — 0.9%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	6,195	6,306,014

Total Municipal Bonds — 120.8% (Cost — $763,270,863)		804,288,157

Municipal Bonds Transferred to Tender Option Bond Trusts(h) — 37.3%

California — 8.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(i)	6,496	6,654,877
Series F-1, 5.63%, 04/01/19(b)	6,582	6,625,583
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	19,080	19,564,314
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	11,974	12,430,838
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	6,494	7,287,769
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	2,154	2,194,189

		54,757,570

Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(i)	4,775	5,429,238

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(i)	$4,299	$4,345,537
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	7,820	7,963,301

		17,738,076

District of Columbia — 1.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	10,265	10,395,230

Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	11,448	12,068,506

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	3,000	3,026,300

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,333	4,430,450
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	4,913,326

		9,343,776

New York — 9.8%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,195	3,237,813
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(b)	2,018	2,174,297
5.75%, 02/15/47	1,242	1,337,561
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	23,480,778
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	13,081	14,312,064
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,158,376

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	$13,980	$14,417,621

		65,118,510

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	5,290	5,918,240

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,579,402

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	3,272	3,318,492

Texas — 4.5%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	5,060	5,490,593
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,380,837
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	4,335	4,377,252
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,700	5,749,248
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	6,243	6,813,995

		29,811,925

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	7,303	7,432,611

Security	Par (000)	Value

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$6,075	$6,298,129

Wisconsin — 2.6%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(i)	11,456	11,521,288
The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	5,950	6,000,377

		17,521,665

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.3% (Cost — $241,737,059)		248,328,432

Total Long-Term Investments — 158.1% (Cost — $1,005,007,922)		1,052,616,589

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(j)(k)	3,192,902	3,193,540

Total Short-Term Securities — 0.5% (Cost — $3,193,221)		3,193,540

Total Investments — 158.6% (Cost — $1,008,201,143)		1,055,810,129

Other Assets Less Liabilities — 1.1%		7,388,965

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.0)%		(146,556,767)

VRDP Shares at Liquidation Value, Net of Deffered Offering Costs — (37.7)%		(251,044,371)

Net Assets Applicable to Common Shares — 100.0%		$665,597,956

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD)

(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between February 15, 2019 to April 01, 2039 is $25,271,617.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,484,552	(291,650)	3,192,902	$3,193,540	$85,803	$1,781	$319

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax (subject to)
ARB — Airport Revenue Bonds
CAB — Capital Appreciation Bonds
COP — Certificates of Participation
EDA — Economic Development Authority
EDC — Economic Development Corp.
FHA — Federal Housing Administration
GARB — General Airport Revenue Bonds
GO — General Obligation Bonds
GTD — Guaranteed
IDA — Industrial Development Authority
LRB — Lease Revenue Bonds
M/F — Multi-Family
RB — Revenue Bonds
S/F — Single-Family
SRF — State Revolving Fund

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	43	03/20/19	$5,266	$(144,093)
Long U.S. Treasury Bond	229	03/20/19	33,591	(1,690,493)
5-Year U.S. Treasury Note	50	03/29/19	5,743	(100,503)

				$(1,935,089)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,052,616,589	$—	$1,052,616,589
Short-Term Securities	3,193,540	—	—	3,193,540

	$3,193,540	$1,052,616,589	$—	$1,055,810,129

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,935,089)	$—	$—	$(1,935,089)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(145,943,089)	$—	$(145,943,089)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(397,343,089)	$—	$(397,343,089)

During the period ended January 31, 2019, there were no transfers between levels.

13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 22, 2019